Commitments and Licensing Fee	12 Months Ended
Dec. 31, 2022
Commitments and Licensing Fee [Abstract]
Commitments and Licensing Fee

Note 3 — Commitments and Licensing Fee

Commitments

On March 23, 2021, the company entered into an engagement letter (the “Engagement Letter”) with Boustead Securities, an advisor to the Company for certain corporate financing transactions. The Engagement Letter provides for Initial Public Offering (“IPO”), Pre-IPO and corporate finance transaction advice and the advisor expressed its intent to enter into an underwriting agreement with the Company to act as the lead underwriter for the proposed IPO on a firm commitment basis.

For financing transactions, including IPO and pre-IPO financings, the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights. Notwithstanding the foregoing, whatever the Company raises up to the maximum note offering of $12 million during its in-process private placement from March 24, 2021 until April 22, 2021, the fees will be reduced to 33% of the amounts indicated in this paragraph during this time period. The engagement letter established accountable expenses up to an aggregate of $230,000.

The Engagement Letter terminated on the later of (i) eighteen (18) months from the date executed (March 23, 2021) or (ii) twelve months from the completion date of the IPO and the term may be extended pursuant to the engagement letter. Also, the Company agreed that the advisor shall have the right of first refusal (ROFR) for two (2) years from the consummation of a transaction or termination or expiration of the Engagement Letter to act as advisor or as joint financial advisor under at least equal economic terms to the Engagement Letter.

In accordance with the Engagement Letter, NYIAX had engaged Boustead Securities as its sole representative, underwriter and financial advisor. The Company was unable to complete the initial public offering at such time. NYIAX requested the SEC declare the offering effective. Upon the SEC approval NYIAX became a 1934 Securities Act reporting company with all the related responsibilities and costs.

In accordance with the ROFR, the Company informed Boustead of its intention to offer the 2023B Convertible Notes Payable.

Licensing Fee

The Company and Nasdaq, Inc (“NASDAQ”) have entered into a Joint Intellectual Property and an Information Technology Services Agreement. Nasdaq provides cloud-based marketplace technology to NYIAX, and NYIAX custom software instance of Nasdaq’s technology is a backend infrastructure component of that processes.

Pursuant to an IT Services Agreement, as amended in December 2020, commencing April 2022, NYIAX is obligated to compensate NASDAQ an annual license fee of $350,000 and revenue sharing of 0.5% to 10% of revenue depending upon various criteria. The Company recognizes expenses related to the NASDAQ annual licensing fee in the period for the which the services related to the annual license are utilized and recognizes expenses related to the NASDAQ revenue sharing in the period that the Company recognizes revenue related to the NASDAQ agreements.

For the year ended December 31, 2022, the Company recorded approximately $262,500 of expense related to the annual license fee and $70,000 of expense related to revenue sharing.

No expenses were incurred related to the revenue sharing agreements for the year ended December 31 2021.